INTANGIBLE ASSETS, NET - SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 114,616	$ 19,096
Accumulated amortization	(15,520)	(3,064)
Total	$ 99,096	$ 16,032